Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2023
Restrictions on Cash and Due From Banks
Restrictions on Cash and Due From Banks

Note 21.  Restrictions on Cash and Due From Banks

In the ordinary course of business, the Company may, from time to time, maintain amounts due from correspondent banks that exceed federally insured limits.  However, no losses have occurred in these accounts and the Company believes it is not exposed to any significant risk with respect to such accounts.  The Company was required to maintain a targeted balance with a correspondent bank of $100,000 and $500,000 at December 31, 2023 and 2022, respectively.